Note 52 Fees for audits conducted and other related services (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fees for audits conducted and other related services [Line Items]
Audits of the companies audited by firms belonging to the EY worldwide organization and other reports related with the audit	[1],[2]	€ 33.0	€ 32.8	€ 28.5
Other reports required pursuant to applicable legislation and tax regulations issued by the national supervisory bodies of the countries in which the group operates reviewed by firms belonging to EY	[2]	1.6	1.5	1.4
Fees for audits conducted by other firms	[2]	€ 0.1	€ 0.1	€ 0.1

[1]	(2) Including fees pertaining to annual audits and other financial statements (€26.7 million as of December 31, 2025).
[2]	(1) Regardless of the billed year.